PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under finance leases

	As of December 31,
	2022	2023
	RMB	RMB
At cost:
Property	2,236,257	2,672,822
Leasehold improvements	4,819,257	5,821,394
Computer and network equipment	7,577,082	8,437,075
Optical fibers	142,723	142,723
Office equipment	87,093	93,543
Motor vehicles	4,098	3,937
	14,866,510	17,171,494
Less: Accumulated depreciation	(5,548,663)	(6,987,542)
	9,317,847	10,183,952
Construction-in-progress	2,770,348	3,444,237
Impairment	(123,697)	(603,796)
Property and equipment, net	11,964,498	13,024,393

Schedule of depreciation expense

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	1,107,655	1,386,800	1,573,970
Sales and marketing expenses	963	1,029	1,721
General and administrative expenses	23,186	35,715	38,280
Research and development expenses	32,921	39,006	49,961
	1,164,725	1,462,550	1,663,932

Schedule of carrying amounts of the Company's property and equipment held under finance leases

	As of December 31,
	2022	2023
	RMB	RMB
Property	993,158	993,158
Computer and network equipment	971,814	648,989
Optical fibers	137,924	137,924
	2,102,896	1,780,071
Less: Accumulated depreciation	(847,449)	(709,209)
	1,255,447	1,070,862
Construction-in-progress	—	219,283
Impairment	(18,808)	(19,361)
	1,236,639	1,270,784

Schedule of carrying amounts of property and equipment pledged by the Company to secure banking borrowings

	As of December 31,
	2022	2023
	RMB	RMB
Property	118,050	155,239
Leasehold improvements	92,629	246,662
Computer and network equipment	137,876	442,167
Office equipment	919	1,829